Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Notes Payable

The Company entered into construction loans with Sound Equity, LLC of which a director and minority shareholder of the Company is a partner. These loans were originated between April 2019 and January 2021; all of the loans have a one-year maturity with interest rates ranging between 8.49% and 12.00%. For the three months ended March 31, 2021 and 2020, the Company incurred loan origination fees of $87,600 and $0, respectively. These fees are recorded as debt discount and amortized over the life of the loan. The amortization is capitalized to real estate. As of March 31, 2021 and December 31, 2020, there were $165,900 and $202,500 of remaining debt discounts, respectively. During the three months ended March 31, 2021 and 2020, the Company incurred prepaid interest of $289,300 and $166,000, respectively. This interest is recorded as debt prepaid interest and amortized over the life of the loan. The interest is capitalized to real estate. As of March 31, 2021 and December 31, 2020, there were $515,000 and $466,600 of remaining prepaid interest reserves, respectively. As of March 31, 2021 and December 31, 2020, the outstanding loan balances were $6,774,500 and $6,438,100, respectively.

The Company entered into a construction loan with Curb Funding, LLC of which a director and minority shareholder of the Company is 100% owner. The loan originated August 13, 2020. The loan has a one-year maturity with an interest rate of 12%. As of March 31, 2021 and December 31, 2020, the Company incurred loan fees of $0 and $3,500, respectively. These fees are recorded as debt discount and amortized over the life of the loan. The amortization is capitalized to real estate. As of March 31, 2021 and December 31, 2020, there were $0 and $1,100 of remaining debt discounts, respectively. As of March 31, 2021 and December 31, 2020, the outstanding loan balances were $0 and $51,800, respectively. The Company incurred interest expense of $2,800 and $0 for the three months ended March 31, 2021 and 2020, respectively.

On April 19, 2019, the Company entered into a construction loan with Olympic Views, LLC (“Olympic”) of which the Company’s Chief Executive Officer and President owned a 50% interest. The loan amount was $442,000 with an interest rate of 12% and a maturity date of April 19, 2020. The loan was collateralized by a deed of trust on the land. The amounts outstanding were $0 and $0 as of March 31, 2021 and December 31, 2020, respectively. The interest expense was $0 and $13,000 for the three months ended March 31, 2021 and 2020 and was capitalized as part of Real Estate. The Company entered into an agreement with Olympic to convert this debt and accrued interest of $55,000 to common stock at the Company’s Initial Public Offering (defined below) price of $6.00 in May 2020. This conversion was effected on August 28, 2020 simultaneous to the Initial Public Offering. This transaction resulted in 82,826 shares of common stock being issued to Olympic.

Due to Related Party

The Company has a quarry which it uses to process waste materials from the completion of raw land into sellable/buildable lots. The quarry is located on land owned by SGRE, LLC which is 100% owned by the Company’s Chief Executive Officer and President. The materials produced by the quarry and sold by the Company to others are subject to a 25% commission payable to SGRE, LLC. On March 31, 2021 and December 31, 2020, the commission payable was $8,000 and $0, respectively. The commission expense for the three months ended March 31, 2021 and 2020 was $15,000 and $0, respectively.

Due to Related Party

Richard Schmidtke, a Company director, provided tax and accounting services in 2021 and 2020 to the Company. On March 31, 2021 and December 31, 2020, the fees payable to Mr. Schmidtke were $0 and $500, respectively. The accounting expense incurred by the Company for Mr. Schmidtke’s services for the three months ended March 31, 2021 and 2020 was $500 and $22,300, respectively.

Land Purchase from a Related Party

On September 2, 2020, the Company purchased 99 unfinished lots for $3,430,000 from Olympic. The Company’s Chief Executive Officer and President owned a 50% interest in Olympic at the date of purchase. He currently has no ownership interest in Olympic.

11. RELATED PARTY TRANSACTIONS

Notes Payable

The Company entered into construction loans with Sound Capital Loans Inc. of which a director and minority shareholder is a partner. These loans were originated between April 2019 and October 2020; all of the loans have a one-year maturity with interest rates ranging between 7.99% and 12.00%. For the years ended December 31, 2020 and 2019, the Company incurred loan origination fees of $418,300 and $771,700, respectively. These fees are recorded as debt discount and amortized over the life of the loan. The amortization is capitalized to real estate. As of December 31, 2020 and 2019, there were $202,500 and $402,300 of remaining debt discounts, respectively. The Company incurred prepaid interest of $726,500 and $705,700, respectively. This interest is recorded as debt prepaid interest and amortized over the life of the loan. The interest is capitalized to real estate. As of December 31, 2020 and 2019, there were $466,600 and $451,500 of remaining prepaid interest reserves, respectively. As of December 31, 2020 and 2019, the outstanding loan balances were $6,438,100, and $14,935,000, respectively.

The Company entered into a construction loan with Curb Funding, LLC, of which a director and minority shareholder is 100% owner. The loan originated August 13, 2020. The loan has a one-year maturity with an interest rate of 12%. For the years ended December 31, 2020 and 2019, the Company incurred loan fees of $3,500 and $0, respectively. These fees are recorded as debt discount and amortized over the life of the loan. The amortization is capitalized to real estate. As of December 31, 2020 and 2019, there were $1,100 and $0 of remaining debt discounts, respectively. As of December 31, 2020 and 2019, the outstanding loan balances were $51,800, and $0, respectively. The Company incurred interest expense of $3,000 and $0 for the years ended December 31, 2020 and 2019, respectively.

On April 19, 2019, the Company entered into a construction loan with Olympic Views, LLC of which the Company’s President, owned a 50% interest. The loan amount was $442,000 with an interest rate of 12% and a maturity date of April 19, 2020. The loan was collateralized by a deed of trust on the land. The amounts outstanding were $0 and $442,000 as of December 31, 2020 and 2019, respectively. The interest expense was $17,400 and $37,600 for the years ended December 31, 2020 and 2019 and was capitalized as part of Real Estate. The Company entered into an agreement with Olympic Views, LLC to convert this debt and accrued interest of $55,000 to common stock at the initial public offering price of $6.00 in May 2020. This conversion was done on August 28, 2020 simultaneous to the initial public offering. This transaction resulted in 82,826 shares of common stock being issued to Olympic Views, LLC.

Due to Related Party

The Company has a quarry which it uses to process waste materials from the completion of raw land into sellable/buildable lots. The quarry is located on land owned by SGRE, LLC which is 100% owned by the Company’s President. The materials produced by the quarry and sold by the Company to others are subject to a 25% commission payable to SGRE, LLC. On December 31, 2020 and 2019, the commission payable was $0 and $0, respectively. The commission expense for the years ended December 31, 2020 and 2019, respectively was $136,500 and $0. The Company also owed SGRE, LLC $0 and $8,100 on December 31, 2020 and 2019, respectively. These balances were due to SGRE customers incorrectly writing checks to Harbor Materials which were deposited by Harbor Materials. When the customers errors were discovered the company remitted the funds to SGRE. The balances carry no interest and are due on demand.

Due to Related Party

Richard Schmidtke, a Company director, provided accounting services in 2020 and 2019 to the Company. On December 31, 2020 and December 31, 2019, the fees payable to Mr. Schmidtke were $500 and $13,500, respectively. The accounting expense incurred by the Company for Mr. Schmidtke’s services for the years ended December 31, 2020 and December 31, 2019 was $51,000 and $26,300, respectively.

Land Purchase from a Related Party

On September 2, 2020, the Company purchased 99 unfinished lots for $3,430,000 from Olympic Views, LLC. The Company’s president owned a 50% interest in this LLC at the date of purchase. He currently has no ownership interest in this LLC.

Land Distribution to Company’s President

In 2019, the Company transferred land and the related mining bond with a book value of $495,500 to an investment company owned by the Company’s president. The Company received $0 in exchange for the property. This was accounted for as a transaction between entities under common control, and as such, the book value of $495,500 was recorded as a distribution to the owner in the statement of stockholders’ equity (deficit).